CONSOLIDATED BALANCE SHEETS (FY) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 39,393	$ 119,894
Marketable securities	84,993	55,571
Prepaid expenses and other current assets	2,783	3,197
Total current assets	127,169	178,662
Property and equipment, net	593	2,335
Right-of-use asset	3,635	5,686
Deposits and other assets	10,113	5,409
Total assets	141,510	192,092
Current liabilities:
Accounts payable	897	2,066
Accrued expenses and other current liabilities	6,097	8,581
Operating lease liability	3,784	3,558
Total current liabilities	10,778	14,205
Long-term portion of operating lease liability	3,737	7,180
Other long-term liabilities	1,061
Other long-term liabilities	1,061	950
Total liabilities	15,576	22,335
Commitments and contingencies (Note 15)
Stockholders' equity:
Preferred stock, $0.001 par value, 10,000,000 shares authorized as of December 31, 2024 and 2023; No shares issued and outstanding as of December 31, 2024 and 2023
Common stock, $0.001 par value, 150,000,000 shares authorized and 48,258,111 shares issued and outstanding as of December 31, 2024 and 2023	48	48
Additional paid-in capital	457,437	452,142
Accumulated other comprehensive income (loss)	68	(48)
Accumulated deficit	(331,619)	(282,385)
Total stockholders' equity	125,934	169,757
Total liabilities and stockholders' equity	$ 141,510	$ 192,092